Mortgage Servicing Rights - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - UNITED WHOLESALE MORTGAGE, LLC $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 293,647
2022	249,591
2023	211,575
2024	179,066
2025	151,176
Thereafter	691,393
Total	$ 1,776,448